Financial Risk Management - Summary of Foreign Currency Risk (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Trade receivables	¥ 1,051	¥ 1,210
Cash and cash equivalents	12,950	7,651
Other non-current assets	4,469	5,345
Trade and other payables	(2,454)	(3,220)
Borrowings	(95,791)	(87,895)
Finance Lease [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Lease liabilities	(98,476)	(96,251)	¥ (110,275)
USD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Trade receivables	11	10
Cash and cash equivalents	96	968
Other receivables	32	115
Other non-current assets	1,428	150
Trade and other payables	(118)	(108)
Borrowings	(13)	(375)
USD [member] | Finance Lease [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Lease liabilities	(30,710)	(36,267)
EUR [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Trade receivables	5	2
Cash and cash equivalents	7	4
Other receivables	0	3
Other non-current assets	0
Trade and other payables	(12)	(1)
Borrowings	(1,957)	(2,664)
EUR [member] | Finance Lease [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Lease liabilities	(10)	(8)
SGD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Trade receivables	0	0
Cash and cash equivalents	28	3
Other receivables	1	1
Other non-current assets	0
Trade and other payables	0
Borrowings	(2,371)	(2,466)
SGD [member] | Finance Lease [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Lease liabilities	(6)	(85)
KRW [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Trade receivables	3	2
Cash and cash equivalents	5	3
Other receivables	11	12
Other non-current assets	0
Trade and other payables	0
Borrowings	0	(3,162)
KRW [member] | Finance Lease [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Lease liabilities	¥ (67)	¥ (142)